Financial risk and capital management - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (1,745)	$ (708)	$ 448
Commodity price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Gains (losses) derivative financial instruments	$ 739	$ 951	$ 108
Commodity price sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(30.00%)	(30.00%)
Commodity price sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 666	$ 735
Commodity price sensitivity [member] | Crude oil and refined products [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(666)	(735)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(3)	227
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 140	$ (141)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Equity price risk [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(35.00%)	(35.00%)
Net gains (losses)	$ (450)	$ (534)
Equity price risk [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Net gains (losses)	$ 450	$ 534
Currency risk sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	12.00%	10.00%
Currency risk sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(12.00%)	(10.00%)
Currency risk sensitivity [member] | Minimum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (1,497)	$ (1,789)
Currency risk sensitivity [member] | Minimum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 1,583	$ 2,144
Currency risk sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	12.00%	10.00%
Currency risk sensitivity [member] | Maximum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 1,497	$ 1,789
Currency risk sensitivity [member] | Maximum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (1,583)	$ (2,144)
Interest rate sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.20%	0.80%
Interest rate sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.20%	0.80%
Net gains (losses)	$ 369	$ 448
Interest rate sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(1.20%)	(0.80%)
Net gains (losses)	$ (366)	$ (448)